Reserves for Losses and Loss Adjustment Expenses (Tables)	6 Months Ended
Jun. 30, 2026
Insurance [Abstract]
Schedule of Liability for Unpaid Claims and Claims Adjustment Expense
The following table presents a reconciliation for the period of reserves for losses and loss adjustment expenses for the six months ended June 30, 2026 and June 30, 2025:

	June 30, 2026	June 30, 2025
Reserves for losses and loss adjustment expenses, beginning of period	$2,607.1	$3,134.3
Reinsurance recoverable on reserves for losses and loss adjustment expenses	(1,195.6)	(1,255.6)
Net reserves for losses and loss adjustment expenses, beginning of period	1,411.5	1,878.7
Net losses and loss adjustment expenses incurred in respect of losses occurring in:
Current year	552.2	677.5
Prior years	(35.8)	48.4
Total incurred	516.4	725.9
Net losses and loss adjustment expenses paid in respect of losses occurring in:
Current year	(23.2)	(191.2)
Prior years	(368.4)	(1,149.9)
Total paid	(391.6)	(1,341.1)
Foreign exchange	(10.0)	27.3
Net reserves for losses and loss adjustment expenses, end of period	1,526.3	1,290.8
Reinsurance recoverable on reserves for losses and loss adjustment expenses	1,348.1	1,244.7
Reserves for losses and loss adjustment expenses, end of period	$2,874.4	$2,535.5